Report of Independent Registered Public Accounting Firm

To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the funds listed in Appendix A

In planning and performing our audits of the financial statements of the funds listed in Appendix A (twenty-nine of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of and for the periods indicated in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and their operations, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2023.

This report is intended solely for the information and use of the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 21, 2023

Appendix A

JPMorgan Active China ETF	For the period March 15, 2023 (commencement of operations) through October 31, 2023
JPMorgan ActiveBuilders Emerging Markets Equity ETF	For the period ended October 31, 2023
JPMorgan BetaBuilders Canada ETF	For the period ended October 31, 2023
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	For the period ended October 31, 2023
JPMorgan BetaBuilders Emerging Markets Equity ETF	For the period May 10, 2023 (commencement of operations) through October 31, 2023
JPMorgan BetaBuilders Europe ETF	For the period ended October 31, 2023
JPMorgan BetaBuilders International Equity ETF	For the period ended October 31, 2023
JPMorgan BetaBuilders Japan ETF	For the period ended October 31, 2023
JPMorgan BetaBuilders U.S. Equity ETF	For the period ended October 31, 2023
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	For the period ended October 31, 2023
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	For the period ended October 31, 2023
JPMorgan Carbon Transition U.S. Equity ETF	For the period ended October 31, 2023
JPMorgan Climate Change Solutions ETF	For the period ended October 31, 2023
JPMorgan Diversified Return Emerging Markets Equity ETF	For the period ended October 31, 2023
JPMorgan Diversified Return International Equity ETF	For the period ended October 31, 2023
JPMorgan Diversified Return U.S. Equity ETF	For the period ended October 31, 2023
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	For the period ended October 31, 2023
JPMorgan Diversified Return U.S. Small Cap Equity ETF	For the period ended October 31, 2023
JPMorgan Global Select Equity ETF	For the period September 13, 2023 (commencement of operations) through October 31, 2023
JPMorgan Hedged Equity Laddered Overlay ETF	For the period September 28, 2023 (commencement of operations) through October 31, 2023
JPMorgan International Growth ETF	For the period ended October 31, 2023
JPMorgan International Research Enhanced Equity ETF	For the period ended October 31, 2023
JPMorgan International Value ETF	For the period September 13, 2023 (commencement of operations) through October 31, 2023
JPMorgan Social Advancement ETF	For the period ended October 31, 2023
JPMorgan Sustainable Consumption ETF	For the period ended October 31, 2023
JPMorgan Sustainable Infrastructure ETF	For the period ended October 31, 2023
JPMorgan U.S. Momentum Factor ETF	For the period ended October 31, 2023
JPMorgan U.S. Quality Factor ETF	For the period ended October 31, 2023
JPMorgan U.S. Value Factor ETF	For the period ended October 31, 2023

2